Onerous Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 54.5	$ 54.5
Onerous rig contract "Vale"
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	26.9	26.9
Onerous rig contract "Var"
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 27.6	$ 27.6